Transactions with related parties	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Transactions with related parties	Transactions with related parties
Related parties comprise the Group’s parent companies, key management personnel and any businesses which are controlled, directly or indirectly by the controlling investors, officers and directors or over which they exercise significant management influence. Related party transactions are entered in the normal course of business at prices and terms approved by the Group’s management.
The following transactions were carried out with related parties:

	2022	2021	2020

Sales of services
Associates (legal and administrative services)(a)	86	23	11
Entity controlled by management personnel(b)	3	10	—
	89	33	11
Purchases of goods and services
Entity controlled by management personnel (b)	—	(1,531)	(16,652)
Associates (transaction services)(c)	(1,800)	(1,119)	(2,032)
Service provider	—	(440)	—
	(1,800)	(3,090)	(18,684)

(a)Related to services provided to Trinks.
(b)Related to consulting and management services with Genova Consultoria e Participações Ltda., Travel services reimbursed to Zurich Consultoria e Participações Ltda and VCK Investment Fund.
(c)Related mainly to expenses paid to Trinks Serviços de Internet, RH Software and APP Sistemas for consulting services, marketing expenses and sales commissions and software license to new customers acquisition.

Services provided to related parties include legal and administrative services provided under normal trade terms and reimbursement of other expenses incurred in their respect.
As of December 31, 2022, some officers and directors were subscribed to the Group’s banking solution. The total amount recognized in Deposits from banking customers is R$ 86 (December 31, 2021 – R$ 36).
12.1.    Year-end balances
The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	2022	2021

Loans to management personnel	6,121	4,663
Convertible loans to associate	3,932	57
Receivables from related parties	10,053	4,720
As of December 31, 2022, there is no allowance for expected credit losses on related parties’ receivables. No guarantees were provided or received in relation to any accounts receivable or payable involving related parties.
The Group has outstanding loans with certain management personnel. The loans are payable in three years to seven years from the date of issuance and accrue interest according to the National Consumer Price Index, the Brazilian Inter-Bank Rate or Libor plus an additional spread.
12.2.    Key management personnel compensation
Management includes executive officers and members of board of directors of the Group and compensation consists of fixed compensation, profit sharing and benefits plus any correlating social or labor charges and or provisions for such charges. Compensation expenses are recognized in profit or loss of the Group. For the years ended December 31, 2022 and 2021, compensation expense was as follows:

	December 31, 2022	December 31, 2021

Short-term benefits	45,169	13,621
Share-based payments (Note 18.4)	64,038	29,332
	109,207	42,953